Form N-1A Supplement	Oct. 16, 2025
Discipline Fund ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Discipline Fund ETF (DSCF)
(the “Fund”)
October 16, 2025
Supplement to the Summary Prospectus
dated November 30, 2024

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME AND TICKER SYMBOL EFFECTIVE NOVEMBER 5, 2025.
Name & Ticker Symbol Change
Effective November 5, 2025, the Fund’s name will change to “Defined Duration 10 ETF” and the Fund’s ticker symbol will change to “DDX”. Accordingly, effective November 5, 2025, all references in the Summary Prospectus to “Discipline Fund ETF” are replaced with “Defined Duration 10 ETF” and references to “DSCF” are replaced with “DDX”.
Advisory Fee Reduction
Effective November 5, 2025, the investment advisory fee for the Fund has been reduced to an annual rate of 0.25% of the Fund’s average daily net assets. The following information replaces the sections of the Summary Prospectus entitled “Fees and Expenses of the Fund” and “Expense Example”: